Significant Accounting Policies, Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 904	$ 1,763
Current portion of deferred revenue	4,472	4,296
Deferred revenue recognized	3,310
ASC 606 [Member]
Disaggregation by Revenue Source [Abstract]
Current portion of deferred revenue	637
ASC 842 [Member]
Disaggregation by Revenue Source [Abstract]
Current portion of deferred revenue	3,835
Spot Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	434	653
Time Charter [Member]
Disaggregation by Revenue Source [Abstract]
Accounts receivable trade, net	$ 470	$ 1,110